No Load | Forward Global Dividend Fund
Forward Global Dividend Fund
Investment Objective
The Fund seeks to achieve high total return (capital appreciation and income).
Fees And Expenses of the Fund
The table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Fund.
Shareholder Fees (fees paid directly from your investment) As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales loads.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses No Load Forward Global Dividend Fund		Investor Class	Institutional Class
Management Fee		0.80%	0.80%
Distribution (12b-1) Fees		0.25%
Other Expenses		0.74%	0.64%
Total Annual Fund Operating Expenses		1.79%	1.44%
Fee Waiver and/or Expense Reimbursement	[1]	(0.45%)	(0.45%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.34%	0.99%
[1]	The Fund's investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2014 in amounts necessary to limit the Fund's operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Investor Class and Institutional Class shares to an annual rate (as a percentage of the Fund's average daily net assets) of 1.34% and 0.99%, respectively. This expense limitation arrangement may not be terminated by the Fund's investment advisor prior to such date under any circumstances.

Examples
These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:
Expense Example No Load Forward Global Dividend Fund (USD $)	Investor Class	Institutional Class
1 Year	136	101
3 Years	519	411
5 Years	927	744
10 Years	2,065	1,683

Expense Example, No Redemption No Load Forward Global Dividend Fund (USD $)	Investor Class	Institutional Class
1 Year	136	101
3 Years	519	411
5 Years	927	744
10 Years	2,065	1,683

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 53% of the average value of its portfolio.
Principal Investment Strategies
Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in equity securities of dividend paying companies. The Fund normally will invest its assets in a minimum of five countries and at least 40% of its net assets in the securities of issuers located outside the U.S., including in issuers located in emerging markets and frontier markets. An issuer of a security generally will be considered to be located in a particular non-U.S. country, including an emerging market country or frontier market country, if it meets one or more of the following criteria: (i) the issuer is organized under the laws of, or maintains its principal place of business in, the country; (ii) during the issuer’s most recent fiscal year, it derived at least 50% of its revenues or profits from goods or services produced or sold, investments made or services performed in the country; or (iii) the issuer has at least 50% of its assets in the country. The Fund may invest in securities of any market capitalization.

The Fund invests a substantial amount of its assets in foreign securities which are denominated in foreign currencies. Forward Management, LLC (“Forward Management” or the “Advisor”) generally chooses not to hedge the Fund’s currency exposure.

The Advisor selects investments based on their fundamental quality, dividend yield, dividend growth potential, valuation and anticipated price appreciation. The Advisor typically employs a novel proprietary statistical measurement of relative dividend yield to identify attractive investment opportunities. The Advisor draws on both internal and external resources to assess industry dynamics, business franchise/management strategy, financial analysis and valuation. Additionally, the Advisor may employ a dividend-capture strategy. A dividend-capture strategy is an income producing strategy in which a particular security that is expected to pay a dividend in the near-term is purchased, the security is held until its dividend is paid, and then the security is sold in order to purchase another security that is expected to pay a dividend in the near-term.

The Fund may write (sell) call options and purchase put options on individual stocks or broad-based stock indices, including exchange-traded funds (“ETFs”) that replicate such indices. The Fund may also enter into put option spreads, which consist of paired purchased and written options with different strike prices on the same stock or index. The Fund generally intends to use option strategies to seek to generate premium income, acquire a security at a specified price, or reduce the Fund’s exposure to market risk and volatility.

In order to reduce transaction costs, the Advisor will purchase futures to manage the Fund’s cash holdings by gaining exposure to the types of securities and instruments in which the Fund primarily invests. The Advisor may purchase high grade short term fixed income securities to serve as collateral for futures purchased.
Principal Risks
Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Currency Transactions: A security denominated in a foreign currency will fluctuate if there is a change in currency exchange rates or exchange control regulations, and adverse fluctuations will reduce the value of the Fund’s shares. Conversion between currencies can result in additional costs for the Fund and conversion may be limited by certain foreign countries. Fund managers are authorized to hedge against currency risks but are not required to do so.

Depositary Receipts: Investments in depositary receipts involve risks similar to those accompanying direct investments in foreign securities. In addition, there is risk involved in investing in unsponsored depositary receipts, as there may be less information available about the underlying issuer than there is about an issuer of sponsored depositary receipts and the prices of unsponsored depositary receipts may be more volatile than those of sponsored depositary receipts.

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested. There can be no assurance given that each derivative position will perform as expected, or that a particular derivative position will be available when sought by the portfolio manager. A Fund’s use of derivative instruments to obtain short exposures may result in greater volatility because losses are potentially unlimited. In addition there can be no assurance given that any derivatives strategy will succeed and the Fund may lose money as a result of its use of derivative instruments.

Emerging Market and Frontier Market Securities: Emerging market and frontier market securities present greater investment risks than investing in the securities of U.S. companies. These risks include a greater likelihood of economic, political or social instability, less liquid and more volatile stock markets, foreign exchange controls, a lack of government regulation and different legal systems, and immature economic structures.

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Foreign Securities: Foreign securities present greater investment risks than investing in the securities of U.S. companies. These risks include unstable political, social and economic conditions, greater illiquidity and volatility, currency exchange rate fluctuations, foreign exchange controls, different laws and legal systems, and less availability of information about issuers.

Overseas Exchanges: The Fund may engage in transactions on a number of overseas stock exchanges, which may pose increased risk to the Fund and result in delays in obtaining accurate information on the value of securities. In addition, the Fund may engage in transactions in the stock markets of emerging market countries, which in general have stock markets that are less liquid, smaller and less regulated than many of the developed country stock markets.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Information
The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Institutional Class shares. The accompanying table compares the Fund’s Institutional Class shares’ average annual total returns to those of certain market indices over time. A brief description of the market indices is included in the Appendix to the Fund’s prospectus. The performance of the indices do not reflect deductions for fees, expenses or taxes. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardinvesting.com or by calling 800-999-6809.

Effective February 20, 2013, the MSCI ACWI replaced the S&P 500 Index as the Fund’s benchmark index. Forward Management made this recommendation to the Fund’s Board because the new index more closely aligns to the Fund’s investment strategies. Information on both indexes will be shown below for at least a one-year transition period. In the future, however, only the MSCI ACWI will be shown.

On August 15, 2009, Forward Management assumed all responsibilities for selecting the Fund’s investments. Performance figures shown below for periods before August 15, 2009 represent performance of the prior sub-advisors to the Fund.
Calendar Year Total Returns—Institutional Class

Best Quarter – Septmeber 30, 2009	15.67%
Worst Quarter – December 31, 2008	–21.39%

Average Annual Total Returns For the period ended December 31, 2012
Average Annual Total Returns No Load Forward Global Dividend Fund	1 Year	5 Years	Since Inception	Inception Date
Institutional Class Shares	9.35%	0.91%	2.66%	Jan. 31, 2007
Institutional Class Shares Return After Taxes on Distributions	8.03%	0.40%	2.19%	Jan. 31, 2007
Institutional Class Shares Return After Taxes on Distributions and Sale of Fund Shares	6.59%	0.63%	2.15%	Jan. 31, 2007
Institutional Class Shares MSCI ACWI	16.80%	(0.61%)	1.26%
Institutional Class Shares S&P 500 Index	16.00%	1.66%	2.07%
Investor Class Shares	9.02%		2.14%	May 02, 2011
Investor Class Shares MSCI ACWI	16.80%		1.26%
Investor Class Shares S&P 500 Index	16.00%		5.20%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.